Property, Plant and Equipment	12 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

7.  Property, Plant and Equipment

Property, plant and equipment consist of the following components:

			Machinery	Construction
(Millions of US dollars)			and	in
Cost or valuation:	Land	Buildings	Equipment	Progress [1]	Total
At 31 March 2014	$28.7	$212.5	$961.1	$115.4	$1,317.7
Additions [2]	41.5	30.2	72.7	133.5	277.9
Disposals [3]	-	(1.7)	(6.6)	-	(8.3)
Exchange differences	-	(1.2)	(52.6)	-	(53.8)

At 31 March 2015	$70.2	$239.8	$974.6	$248.9	$1,533.5
Additions [2]	-	27.0	155.5	(103.9)	78.6
Disposals [4]	-	(0.7)	(65.8)	(1.5)	(68.0)
Exchange differences	(0.1)	(0.1)	(1.9)	-	(2.1)

At 31 March 2016	$70.1	$266.0	$1,062.4	$143.5	$1,542.0

Accumulated depreciation:
At 31 March 2014	$-	$(80.9)	$(534.0)	$-	$(614.9)
Charge for the year	-	(9.3)	(60.9)	-	(70.2)
Disposals [3]	-	0.8	6.3	-	7.1
Exchange differences	-	1.2	23.4	-	24.6

At 31 March 2015	$-	$(88.2)	$(565.2)	$-	$(653.4)
Charge for the year		(10.7)	(65.6)	-	(76.3)
Disposals [4]	-	0.5	51.1	-	51.6
Exchange differences	-	0.2	2.9	-	3.1

At 31 March 2016	$-	$(98.2)	$(576.8)	$-	$(675.0)

Net book amount:
At 31 March 2015	$70.2	$151.6	$409.4	$248.9	$880.1
At 31 March 2016	$70.1	$167.8	$485.6	$143.5	$867.0

1	Construction in progress is presented net of assets transferred into service.

2	Additions include US$3.2 million and US$1.7 million of capitalized interest for the years ended 31 March 2016 and 2015, respectively.

3	This includes the accounting impact associated with the purchase of the Company’s previously leased facility at Rosehill.

4	The US$16.4 million net book value of disposals include US$10.9 million of usage of replacement parts and US$3.5 million of impairment charges on individual assets. The remaining net book value of disposals of US$2.0 million is related to the disposal of assets no longer in use, and do not represent a sale of assets.

Depreciation expense for the years ended 31 March 2016, 2015 and 2014 was US$76.3 million, US$70.2 million and US$61.3 million, respectively.

Included in property, plant and equipment are restricted assets of AICF with a net book value of US$1.2 million and US$1.3 million as of 31 March 2016 and 2015, respectively.

Impairment of Long-Lived Assets

The Company performs an asset impairment review on a quarterly basis in connection with its assessment of production capabilities and the Company’s ability to meet market demand.

During the years ended 31 March 2016, 2015 and 2014, the Company recorded US$3.5 million, US$3.7 million and nil of impairment charges related to individual assets which is included in Cost of goods sold on the consolidated statements of operations and comprehensive income.